Related parties	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Related parties
10	Related parties

The table below summarizes the balances and transactions with related parties:

	2018	2017
Assets
Trade receivables
Livraria ASC Ltda. and Educadora ASC Ltda. (a)	3,916	3,444
Other assets
WPensar S.A. (b)	1,226	1,034

	5,142	4,478

	2018	2017	2016
Net revenue
Livraria ASC Ltda. and Educadora ASC Ltda. (a)	8,234	8,895	5,350
Expenses
ASC Empreendimentos Ltda. and OSC Empreendimentos Ltda. (c)	(13)	(21)	(21)

(a)

SAS Desenvolvimento Educacional Ltda. and International School sell educational content to Livraria ASC Ltda. and Educadora ASC Ltda., entities under common control of the Company’s controlling shareholders. The transactions are priced based on contract price at the sales date.

(b)	The amounts receivable from joint venture are monetarily indexed to the Brazilian Sistema Especial de Liquidação e Custódia (SELIC) interest rate and have due date in July 2020.
(c)

SAS Sistema de Ensino Ltda. had leased a facility from ASC Empreendimentos Ltda., which agreement was terminated in June 2018; SAS Livrarias Ltda. had leased a facility from OSC Empreendimentos Ltda., which agreement was also terminated in June 2018; and SAS Desenvolvimento Educacional Ltda. leases a facility from OSC Empreendimentos Ltda., which are entities under common control of the Company’s controlling shareholder.

Key management personnel compensation

Key management personnel compensation comprised the following:

	2018	2017	2016
Short-term employee benefits	9,436	5,321	4,087
Share-based compensation plan	59,747	1,359	2,043

	69,183	6,680	6,130

Compensation of the Company’s key management includes short-term employee benefits comprised by salaries, bonuses, labor and social charges, and other ordinary short-term employee benefits.

Certain executive officers also participate in the Company’s share-based compensation plan (Note 16b).